Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Prepaid Expenses And Other Assets [Line Items]
Restricted short-term investments	$ 664	$ 550
Other assets	2,199	801
Prepaid expenses and other assets	19,837	4,285
Prepaid Packaging
Prepaid Expenses And Other Assets [Line Items]
Prepaid expenses	8,774
Prepaid Expenses
Prepaid Expenses And Other Assets [Line Items]
Prepaid expenses	7,358	$ 2,934
Prepaid Deposits
Prepaid Expenses And Other Assets [Line Items]
Prepaid expenses	$ 842